UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	/s/ Eric M. Sippel		San Rafael, CA		November 13, 2000
	Eric M. Sippel			[City, State]		[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_______0_____

Form 13F Information Table Entry Total:		______34_____

Form 13F Information Table Value Total:		_7,012,834___
_____


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER                      TITLE OF      CUSIP             VALUE      SHARES   SH/  PUT/  INV. OTHER   AUTH
                                    CLASS                            X100               PRN  CALL  DISC  MGR    SOLE

Adaptec Inc                          COMMON      00651F108          206360    1,031,800  SH                   1,031,800
Autoimmune Inc                       COMMON      052776101           13455      545,000  SH                     545,000
Apache Corp                          COMMON      037411105            9460       16,000  SH                      16,000
Arden Realty Inc                     COMMON      039793104          161787      603,400  SH                     603,400
Arrow Electronics Inc                COMMON      042735100          375880    1,103,500  SH                   1,103,500
Archstone Communities Trust          COMMON      039581103          148186      603,300  SH                     603,300
Activision Inc                       COMMON      004930200          649005    4,326,700  SH                   4,326,700
Anixter International Inc            COMMON      035290105          215787      740,900  SH                     740,900
Coastal Corp                         COMMON      190441105          438449      591,500  SH                     591,500
Compaq Computer Corp                 COMMON      204493100          311080    1,010,000  SH                   1,010,000
Electronics Boutique Corp            COMMON      286045109          233254    1,084,900  SH                   1,084,900
Equity Office Properties Trust       COMMON      294741103          250494      804,800  SH                     804,800
Electronic Arts Inc                  COMMON      285512109           99639      201,800  SH                     201,800
First Industrial Realty Inc          COMMON      32054K103           70479      229,200  SH                     229,200
BF Goodrich Co                       COMMON      382388106          113095      288,600  SH                     288,600
Help at Home Inc Warrants            COMMON      422913111             176      251,499  SH CALL                251,499
Il Fornaio Corp                      COMMON      451926109          127521    1,416,900  SH                   1,416,900
Keycorp                              COMMON      493267108          393483    1,554,500  SH                   1,554,500
Martek Biosciences Corp              COMMON      572901106          199622    1,023,700  SH                   1,023,700
Martek Biosciences Corp              COMMON      572901106           75588      387,632  SH                     387,632
Phillip Morris Companies Inc         COMMON      718154107          365867    1,204,500  SH                   1,204,500
Novellus Systems Inc                 COMMON      670008101          238866      513,000  SH                     513,000
Persistance Software Inc             COMMON      715329108           81452      744,700  SH                     744,700
SBC Communications                   COMMON      78387G103          515708    1,034,000  SH                   1,034,000
Sirius Satellite Radio Inc           COMMON      82966U103          175386      331,700  SH                     331,700
Superior Consultant Holdings         COMMON      868146101            1178       60,800  SH                      60,800
AT&T Corp                            COMMON      001957109          209700      720,000  SH                     720,000
Tech Data Corp                       COMMON      878237106          434981    1,017,500  SH                   1,017,500
TheStreet.com                        COMMON      88368Q103           22694      504,300  SH                     504,300
Tosco Corp                           COMMON      891490302          429701    1,377,800  SH                   1,377,800
Trinity Industries                   COMMON      896522109           33169      141,900  SH                     141,900
Knightsbridge Tankers LTD            COMMON      G5299G106           14766       67,500  SH                      67,500
Valero Energy Corp                   COMMON      91913Y100          295610      840,100  SH                     840,100
Verizon Communications               COMMON      92343V104          100959      213,388  SH                     213,388




ETR/5419/009/1122345